Company financial information - Cash flows (Details) € in Millions, $ in Millions		12 Months Ended
	Sep. 21, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Cash flows from operating activities
Cash generated from operations | $			$ 1,523		$ 1,225		$ 1,059
Cumulative PIK interest paid | $					(205)
Net cash from operating activities | $			962		515		633
Cash flows from investing activities
Net cash used in investing activities | $			(492)		(3,387)		(339)
Cash flows from financing activities
Repayment of borrowings | $			(4,385)		(2,604)		(221)
Proceeds from borrowings with related party | $					748
Contribution from parent | $	$ 485				485
Proceeds from share issuance | $			326		7
Dividends paid | $			(165)		(304)
Early redemption premium costs paid | $			91		121		9
Deferred debt issue costs paid | $			(38)		(68)		(1)
Net cash (outflow)/inflow from financing activities | $			(577)		3,053		(141)
Net (decrease)/increase in cash and cash equivalents | $			30		(211)
Cash and cash equivalents at the beginning of the year | $			813		602		503
Cash and cash equivalents at the end of the year | $			$ 784		$ 813		$ 602
Ardagh Group S.A.
Cash flows from operating activities
Cash generated from operations		€ (1)
Increase in receivables		(10)
Cumulative PIK interest paid				€ (184)
Net cash from operating activities		(11)		(184)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings				1,112
Contribution to subsidiary undertaking		(299)		(1,110)
Dividends received		150		267
Net cash used in investing activities		(149)		269
Cash flows from financing activities
Repayment of borrowings				(880)
Proceeds from borrowings with related party				671
Contribution from parent				431
Proceeds from share issuance		309		6
Dividends paid		(148)		(270)		€ 0
Early redemption premium costs paid				45
Net cash (outflow)/inflow from financing activities		161		(87)
Net (decrease)/increase in cash and cash equivalents		1		(2)
Cash and cash equivalents at the beginning of the year				€ 2		2
Cash and cash equivalents at the end of the year		€ 1				€ 2